UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22985

SMEAD FUNDS TRUST

(Exact name of registrant as specified in charter)

2777 East Camelback Road, Suite 375

Phoenix, AZ 85016

(Address of principal executive offices) (Zip code)

Cole W. Smead

Smead Capital Management, Inc.

2777 East Camelback Road, Suite 375

Phoenix, AZ 85016

Copy to:

Pamela M. Krill, Esq

Godfrey & Kahn, S.C.

833 East Michigan Street, Suite 1800

Milwaukee, WI 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 701-2883

Date of fiscal year end: November 30

Date of reporting period: May 31, 2021

Item 1. Report to Shareholders.

(a)

2

Semi-Annual Report

May 31, 2021

Investment Adviser

Smead Capital Management, Inc.

2777 East Camelback Road

Suite 375

Phoenix, AZ 85016

Phone: 877-807-4122

www.smeadfunds.com

Dear Shareholders:

One year ago, we explained how much torture the pandemic was exacting on our portfolios relative to growth stock investors. In the first half of the fiscal year 2021, we need to tell you about how much we outperformed the S&P 500 Index and how we have positioned our portfolio to make money in a much different future environment.

Our portfolio gained 30.99% in the first half of the fiscal year 2021 versus a gain of 16.95% in the S&P 500 Index and a gain of 22.95% in the Russell 1000 Value Index for the same period. The market’s love affair with all things associated with tech began to wane and the reality of meaningful headway in clearing out the pandemic’s disastrous effect on our economy appeared.

Our best performers from November 30, 2020 to May 31, 2021 were Discovery Inc. (DISCA), Macerich (MAC) and Continental Resources (CLR). Discovery started the period extremely cheap. On the way up, it got caught in a huge-short squeeze. We trimmed it heavily at prices averaging around a $62 per share. Macerich also started extremely undervalued, and we took out some of it at $22.13 when it got caught up in the short squeeze trading. The irony of both stocks is that we think they have a great deal of upside as the next three years reveal normalized earnings power.

Continental Resources began a process of investors awakening to a renewed appreciation for the law of supply and demand. We believe reopening the economy will restore demand for oil and gas. Supply would be inhibited by the body politic and the trend toward ESG investing. The “E” in ESG is the environmental effects of a company, and oil companies are considered right up there with tobacco companies as curses on our society. This could create scarce supply and few companies, like CLR, would be able to satisfy the oil and gas needs during a long transition period!

Our detracting list of stocks were relatively small and obscure. We received shares of Viatris (VTRS) spun off from Pfizer (PFE). We added to it and later in the spring decided we needed the capital to pursue other agendas. After selling most of our DISCA shares in the approximately $62 per share area, we bought shares of DISCK (a separate non-voting share class of Discovery Inc. with the same economic interest) around $35 per share. They finished May around $30 per share. Lastly, we took a small position in Walgreens (WBA) and it had a minor loss for the period.

What Not to Wear

Instead of a TV show about “what not to wear,” investors are beginning to realize that there are going to be common stocks that will be considered, in retrospect, “what not to own.” Investors have gorged on everything technology related, with a heavy emphasis on companies that have grown immensely from people being imprisoned in their own homes.

The first two charts show how expensive stocks are from a historical standpoint and that overpricing is most prevalent in growthy tech and large, mature/high quality names with quantum price-to-earnings (P/E) ratios in comparison to history. This euphoria stretched to SPACs/IPOs, Meme stocks and to ridiculous price-to-sales ratios among glam growth stocks.

The third chart tells us a great deal about what is attractive relative to everything else in the stock market. “Real assets” are the cheapest relative to the rest of the investment choices they have been as far back as you can go. Many will dismiss this immediately out of intellectual snobbery because they view us as not needing the real estate, oil and other real assets in an economy dominated by technology. However, history has a way of humbling idealogues.

We have built our portfolio around a group of companies that we believe have merit on their own and would do well when, as we believe it will happen, this chart reverts to the mean over the next decade. We continue to increase the Fund’s investments in real assets, such as in oil, real estate and homebuilding. Thank you for your ongoing faith in our work and always fear stock market failure.

Warmest regards,

William Smead Lead Portfolio Manager	Tony Scherrer, CFA Co-Portfolio Manager	Cole Smead, CFA Co-Portfolio Manager

The information contained herein represents the opinion of Smead Capital Management and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The statutory and summary prospectuses contain this and other information about the Fund and is available at www.smeadcap.com or by calling 877-807-4122. Read carefully before investing.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-807-4122.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. Standard & Poor’s®, S&P®, S&P 500® and Standard & Poor’s 500® are trade names or trademarks of Standard & Poor’s Financial Services, LLC. The Russell 1000® Value Index measures the performance of those Russell 1000® Index companies with lower price-to-book ratios and lower forecasted growth values. Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group. One cannot invest directly in an index.

The Smead Value Fund is distributed by UMB Distribution Services, LLC. UMB Distribution Services, and Smead Capital Management are not affiliated.

SMEAD VALUE FUND

Expense Example

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and (2) ongoing costs, including management fees, distribution (12b-1) fees, shareholder servicing fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The second and fourth columns of the following table provide information about actual account values and actual expenses of each Class of the Fund. If you purchase Class A shares of the Fund you will pay a maximum initial sales charge of 5.75% when you invest. Class A shares and Class C shares are subject to a contingent deferred sales charge of 1.00% for purchases of $1,000,000 or more that are redeemed within eighteen months of purchase for Class A shares and redeemed within twelve months of purchase for Class C shares. In addition, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by UMB Fund Services, Inc., the Fund’s transfer agent. To the extent the Fund invests in shares of exchange-traded funds (“ETFs”) or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in the second and fourth columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the applicable number under the column entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The third and fifth column of the following table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the third and fifth columns of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SMEAD VALUE FUND

Expense Example (Continued)

(Unaudited)

Class	Beginning Account Value 12/1/20	Actual Ending Account Value 5/31/21	Hypothetical Ending Account Value	Actual Expenses Paid During Period(1)	Hypothetical Expenses Paid During Period(1)	Net Expense Ratio During Period(2)
Investor Class	$1,000.00	$1,309.90	$1,018.65	$7.26	$6.34	1.26%
Class A	1,000.00	1,310.00	1,018.65	7.26	6.34	1.26
Class C	1,000.00	1,306.40	1,015.76	10.58	9.25	1.84
Class I1	1,000.00	1,311.40	1,020.00	5.71	4.99	0.99
Class R1	1,000.00	1,307.70	1,017.00	9.15	8.00	1.59
Class R2	1,000.00	1,308.60	1,017.75	8.29	7.24	1.44
Class Y	1,000.00	1,312.70	1,020.74	4.84	4.23	0.84

(1)

Investor Class, Class A, Class C, Class I1, Class R1, Class R2 and Class Y expenses are calculated using each Class’ annualized net expense ratio (as disclosed), multiplied by the average account value over the period, and multiplied by 182/365 (to reflect the most recent one-half year period).

(2)	Annualized.

SMEAD VALUE FUND

Investment Highlights

(Unaudited)

The Fund seeks long-term capital appreciation. To achieve its investment objective, the Fund maintains approximately 25-30 companies in its portfolio and will invest in the common stocks of large capitalization U.S. companies.

Sector Breakdown

(% of Investments as of May 31, 2021)

Top Ten Holdings (% of Net Assets as of May 31, 2021)

Target Corp	6.06%
American Express Co	5.98%
Lennar Corp	5.76%
Continental Resources Inc	5.64%
NVR Inc	5.21%
JPMorgan Chase & Co	4.66%
Macerich Co	4.54%
Merck & Co Inc	4.53%
Bank of America Corp	4.43%
Amgen Inc	4.42%

Fund holdings are subject to change at any time and should not be considered recommendations to buy or sell any security. Current and future portfolio holdings are subject to risk.

Continued

SMEAD VALUE FUND

Investment Highlights (Continued)

(Unaudited)

Average Annual Total Returns for the period ended May 31, 2021

	Inception Date	1 Year	5 Years	10 Years	Since Inception
Smead Value Fund – Investor Class	1/2/2008	57.04%	15.51%	14.98%	10.07%
Smead Value Fund – Class A	1/27/2014	57.00%	15.54%	N/A	12.51%
Smead Value Fund – Class C	4/16/2020	56.13%	N/A	N/A	64.92%
Smead Value Fund – Class I1	12/18/2009	57.42%	15.81%	15.27%	15.09%
Smead Value Fund – Class R1	11/25/2014	56.60%	15.19%	N/A	11.51%
Smead Value Fund – Class R2	11/25/2014	56.72%	16.01%	N/A	12.15%
Smead Value Fund – Class Y	11/25/2014	57.63%	15.98%	N/A	12.29%
S&P 500® Index (Total Return)		40.32%	17.16%	14.38%	10.44%
Russell 1000® Value Index (Total Return)		44.38%	12.33%	11.51%	8.00%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 877-807-4122.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following graph illustrates performance of a hypothetical investment made in the Fund and broad-based securities indices on the Fund’s inception date. The graph does not reflect any future performance.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

Standard & Poor’s®, S&P®, S&P 500® and Standard & Poor’s 500® are trade names or trademarks of Standard & Poor’s Financial Services, LLC.

The Russell 1000® Value Index measures the performance of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth values.

Frank Russell Company is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

One cannot invest directly in an index.

Continued

SMEAD VALUE FUND

Investment Highlights (Continued)

(Unaudited)

Continued

SMEAD VALUE FUND

Schedule of Investments

May 31, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS 97.15%

Banks 9.06%
Bank of America Corp.	2,218,255	$94,031,829
JPMorgan Chase & Co.	602,215	98,907,792

		192,939,621

Consumer Durables & Apparel 15.92%
Carter’s, Inc.	280,315	28,659,406
DR Horton, Inc.	810,763	77,257,606
Lennar Corp. – Class A	1,236,604	122,436,162
NVR, Inc. (a)	22,639	110,642,000

		338,995,174

Consumer Services 0.41%
Starbucks Corp.	77,160	8,786,981

Diversified Financials 10.30%
American Express Co.	793,054	126,991,737
Berkshire Hathaway, Inc. – Class B (a)	201,011	58,180,624
Credit Acceptance Corp. (a)	76,685	34,313,470

		219,485,831

Food & Staples Retailing 1.42%
Walgreens Boots Alliance, Inc.	573,172	30,183,238

Materials 12.40%
Chevron Corp.	703,560	73,022,492
ConocoPhillips	1,278,633	71,271,003
Continental Resources, Inc.	3,678,236	119,800,147

		264,093,642

Media & Entertainment 9.27%
Comcast Corp. – Class A	1,100,285	63,090,342
Discovery, Inc. – Class A (a)	1,273,342	40,887,011
Discovery, Inc. – Class C (a)	1,877,397	56,415,780
Walt Disney Co. (a)	207,540	37,077,021

		197,470,154

Pharmaceuticals, Biotechnology & Life Sciences 10.88%
Amgen, Inc.	394,772	93,932,050
Merck & Co., Inc.	1,269,303	96,327,405
Pfizer, Inc.	1,072,454	41,536,143

		231,795,598

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Schedule of Investments (Continued)

May 31, 2021 (Unaudited)

	Shares	Value

Real Estate 8.76%
Macerich Co. (The) – REIT	6,058,274	$96,387,140
Simon Property Group, Inc. – REIT	701,829	90,178,008

		186,565,148

Retailing 13.26%
eBay, Inc.	1,447,195	88,105,232
Home Depot, Inc.	205,288	65,468,396
Target Corp.	567,430	128,761,215

		282,334,843

Semiconductors & Semiconductor Equipment 2.17%
Qualcomm, Inc.	343,125	46,164,037

Software & Services 0.98%
Accenture PLC – Class A (b)	74,073	20,900,438

Transportation 2.32%
AMERCO	86,012	49,460,340

TOTAL COMMON STOCKS (Cost $1,398,095,189)		2,069,175,045

SHORT-TERM INVESTMENTS 3.13%

Money Market Fund 3.13%
State Street Institutional U.S. Government Money Market – Premier Class 0.00% (c)	66,685,950	66,685,950

TOTAL SHORT-TERM INVESTMENTS (Cost $66,685,950)		66,685,950

TOTAL INVESTMENTS (Cost $1,464,781,139) 100.28%		2,135,860,995
Liabilities in Excess of Other Assets (0.28%)		(6,061,925)

TOTAL NET ASSETS 100.00%		$2,129,799,070

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	The rate shown is the 1-month performance for the month ended May 31, 2021.

REIT – Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by Smead Capital Management, Inc.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Assets and Liabilities

May 31, 2021 (Unaudited)

Assets
Investments, at value (cost $1,464,781,139)	$2,135,860,995
Receivable for Fund shares sold	3,751,285
Dividends and interest receivable	4,310,020

Total Assets	2,143,922,300

Liabilities
Payable for Fund shares redeemed	526,536
Payable to Adviser	1,228,584
Payable for investments purchased	11,575,082
Payable for distribution fees	60,288
Payable for shareholder servicing fees	578,622
Accrued expenses and other liabilities	154,118

Total Liabilities	14,123,230

Net Assets	$2,129,799,070

Net Assets Consist Of:
Paid-in capital	$1,377,772,700
Total distributable earnings (loss)	$752,026,370

Net Assets	$2,129,799,070

Investor Class Shares
Net assets	105,601,312
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,645,410
Net asset value, offering price and redemption price per share	$64.18

Class A Shares
Net assets	196,096,617
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	3,079,312
Net asset value, offering price and redemption price per share(1)	$63.68

Maximum offering price per share (63.68/0.9425)(2)	$67.56

Class C Shares
Net assets	5,763,622
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	92,083
Net asset value, offering price and redemption price per share(1)	$62.59

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Assets and Liabilities (Continued)

May 31, 2021 (Unaudited)

Class I1 Shares
Net assets	1,627,804,887
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	25,353,474
Net asset value, offering price and redemption price per share	$64.20

Class R1 Shares
Net assets	366,825
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	5,813
Net asset value, offering price and redemption price per share	$63.10

Class R2 Shares
Net assets	79,789
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	1,224
Net asset value, offering price and redemption price per share	$65.17

Class Y Shares
Net assets	194,086,018
Shares of beneficial interest outstanding (unlimited number of shares authorized, $0.001 par value)	3,018,487
Net asset value, offering price and redemption price per share	$64.30

(1)

A contingent deferred sales charge (“CDSC”) of 1.00% may be charged on shares redeemed within eighteen months of purchase for Class A shares and twelve months of purchase for Class C shares. Redemption price per share is equal to net asset value less any redemption or CDSC fees.

(2)	Reflects a maximum sales charge of 5.75%.

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statement of Operations

May 31, 2021 (Unaudited)

Investment Income
Dividend income	$14,872,728
Interest income	9,075

Total Investment Income	14,881,803

Expenses
Management fees	5,994,782
Distribution fees – Investor Class	116,696
Distribution fees – Class A	175,299
Distribution fees – Class C	7,150
Distribution fees – Class R1	835
Distribution fees – Class R2	102
Shareholder servicing fees – Investor Class	79,353
Shareholder servicing fees – Class A	119,203
Shareholder servicing fees – Class C	2,384
Shareholder servicing fees – Class I1	927,199
Shareholder servicing fees – Class R1	418
Shareholder servicing fees – Class R2	20
Administration fees	169,731
Transfer agent fees and expenses	123,590
Fund accounting fees	132,129
Federal and state registration fees	82,415
Custody fees	37,213
Reports to shareholders	32,896
Legal fees	60,603
Audit and tax fees	9,723
Trustees’ fees	65,000
Other expenses	15,975

Total Expenses	8,152,716
Expense Waiver by Adviser (Note 3)	(9,992)

Net Expenses	8,142,724

Net Investment Income	6,739,079

Realized and Unrealized Gain on Investments
Net realized gain from investments	88,696,764
Change in net unrealized appreciation on investments	312,131,044

Net Realized and Unrealized Gain on Investments	400,827,808

Net Increase in Net Assets from Operations	$407,566,887

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Statements of Changes in Net Assets

	Six Months Ended May 31, 2021 (Unaudited)	Year Ended November 30, 2020
From Operations
Net investment income	$6,739,079	$15,146,333
Net realized gain (loss) from investments	88,696,764	(6,427,255)
Change in net unrealized appreciation (depreciation) on investments	312,131,044	(51,433,270)

Net increase (decrease) in net assets from operations	407,566,887	(42,714,192)

From Distributions
Investor Class	(1,127,357)	(4,413,101)
Class A	(1,572,940)	(4,510,288)
Class C	(4,407)	—
Class I1	(16,339,105)	(42,672,519)
Class R1	(3,380)	(14,007)
Class R2	(931)	(2,794)
Class Y	(1,677,290)	(645,464)

Net decrease in net assets resulting from distributions paid	(20,725,410)	(52,258,173)

From Capital Share Transactions
Proceeds from shares sold	704,121,883	497,354,434
Issued in reinvestment of dividends and distributions	11,207,979	30,228,221
Payments for shares redeemed	(198,079,811)	(526,405,594)

Net increase in net assets from capital share transactions	517,250,051	1,177,061

Total Increase (Decrease) in Net Assets	904,091,528	(93,795,304)

Net Assets
Beginning of year	1,225,707,542	1,319,502,846

End of year	$2,129,799,070	$1,225,707,542

The accompanying notes are an integral part of these financial statements.

SMEAD VALUE FUND

Financial Highlights

May 31, 2021

		Income from investment operations			Less distributions paid
	Net Asset Value, Beginning of Period	Net investment income(1)	Net realized and unrealized gain/(loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investments	Total distributions paid
Investor Class
Six Months Ended May 31, 2021 (unaudited)	$49.68	$0.17	$15.04	$15.21	$(0.35)	$(0.36)	$(0.71)
November 30, 2020	51.55	0.52	(0.47)	0.05	(0.35)	(1.57)	(1.92)
November 30, 2019	49.13	0.33	5.19	5.52	—	(3.10)	(3.10)
November 30, 2018	47.29	0.19	3.75	3.94	(0.10)	(2.00)	(2.10)
November 30, 2017	39.79	0.15	8.57	8.72	(0.19)	(1.03)	(1.22)
November 30, 2016	41.57	0.23	(0.81)	(0.58)	(0.20)	(1.00)	(1.20)

Class A
Six Months Ended May 31, 2021 (unaudited)	49.32	0.17	14.92	15.09	(0.37)	(0.36)	(0.73)
November 30, 2020	51.20	0.50	(0.45)	0.05	(0.36)	(1.57)	(1.93)
November 30, 2019	48.82	0.33	5.15	5.48	—	(3.10)	(3.10)
November 30, 2018	47.03	0.22	3.72	3.94	(0.15)	(2.00)	(2.15)
November 30, 2017	39.62	0.20	8.50	8.70	(0.26)	(1.03)	(1.29)
November 30, 2016	41.47	0.24	(0.79)	(0.55)	(0.30)	(1.00)	(1.30)

Class C
Six Months Ended May 31,2021 (unaudited)	48.70	0.05	14.66	14.71	(0.46)	(0.36)	(0.82)
November 30, 2020(7)	36.22	0.08	12.40 (8)	12.48	—	—	—

Class I1
Six Months Ended May 31, 2021 (unaudited)	49.78	0.25	15.02	15.27	(0.49)	(0.36)	(0.85)
November 30, 2020	51.65	0.62	(0.43)	0.19	(0.49)	(1.57)	(2.06)
November 30, 2019	49.10	0.47	5.19	5.66	(0.01)	(3.10)	(3.11)
November 30, 2018	47.33	0.33	3.72	4.05	(0.28)	(2.00)	(2.28)
November 30, 2017	39.87	0.28	8.56	8.84	(0.35)	(1.03)	(1.38)
November 30, 2016	41.66	0.33	(0.79)	(0.46)	(0.33)	(1.00)	(1.33)

Class R1
Six Months Ended May 31, 2021 (unaudited)	48.81	0.07	14.79	14.86	(0.21)	(0.36)	(0.57)
November 30, 2020	50.46	0.38	(0.46)	(0.08)	—	(1.57)	(1.57)
November 30, 2019	48.30	0.19	5.07	5.26	—	(3.10)	(3.10)
November 30, 2018	46.57	0.06	3.69	3.75	(0.02)	(2.00)	(2.02)
November 30, 2017	39.33	0.06	8.45	8.51	(0.24)	(1.03)	(1.27)
November 30, 2016	41.31	0.12	(0.81)	(0.69)	(0.29)	(1.00)	(1.29)

The accompanying notes are an integral part of these financial statements.

			Ratio of expenses to average net assets			Ratio of net investment income (loss) to average net assets
Net Asset Value, End of Period	Total Return(2)(3)	Net assets at end of period (000’s)	Before waivers and recoupment of expenses(4)	After waivers and recoupment of expenses(4)		Before waivers and recoupment of expenses(4)	After waivers and recoupments of expenses(4)		Portfolio turnover rate(3)

$64.18	30.99%	$105,601	1.26%	1.26%		0.58%	0.58%		13.20%
49.68	0.09%	79,894	1.22%	1.22%		1.16%	1.16%		40.26%
51.55	12.38%	117,805	1.24%	1.24%		0.71%	0.71%		20.75%
49.13	8.65%	136,278	1.24%	1.26%		0.43%	0.41%		10.98%
47.29	22.51%	155,602	1.25%	1.23	%(5)	0.34%	0.36	%(6)	20.04%
39.79	(1.34)%	216,244	1.26%	1.26%		0.60%	0.60%		23.67%

63.68	31.00%	196,097	1.26%	1.26%		0.60%	0.60%		13.20%
49.32	0.08%	105,555	1.23%	1.23%		1.14%	1.14%		40.26%
51.20	12.35%	119,181	1.24%	1.24%		0.72%	0.72%		20.75%
48.82	8.80%	122,653	1.19%	1.19%		0.47%	0.47%		10.98%
47.03	22.51%	163,989	1.18%	1.16	%(5)	0.45%	0.46	%(6)	20.04%
39.62	(1.28)%	152,921	1.22%	1.22%		0.64%	0.64%		23.67%

62.59	30.64%	5,764	1.85%	1.84%		0.14%	0.16%		13.20%
48.70	34.46%	199	1.85%	1.84%		0.27%	0.28%		40.26%

64.20	31.14%	1,627,805	0.99%	0.99%		0.87%	0.87%		13.20%
49.78	0.36%	947,872	0.97%	0.97%		1.40%	1.40%		40.26%
51.65	12.67%	1,066,128	0.97%	0.97%		1.00%	1.00%		20.75%
49.10	8.93%	963,978	0.97%	0.98%		0.72%	0.70%		10.98%
47.33	22.86%	897,547	0.98%	0.96	%(5)	0.65%	0.67	%(6)	20.04%
39.87	(1.05)%	736,903	1.00%	0.99%		0.86%	0.87%		23.67%

63.10	30.77%	367	1.59%	1.59%		0.26%	0.26%		13.20%
48.81	(0.18)%	291	1.52%	1.52%		0.85%	0.85%		40.26%
50.46	12.01%	872	1.55%	1.55%		0.43%	0.43%		20.75%
48.30	8.47%	792	1.50%	1.50%		0.12%	0.12%		10.98%
46.57	22.14%	1,779	1.49%	1.48	%(5)	0.13%	0.15	%(6)	20.04%
39.33	(1.62)%	1,447	1.54%	1.54%		0.33%	0.33%		23.67%

SMEAD VALUE FUND

Financial Highlights (Continued)

May 31, 2021

		Income from investment operations			Less distributions paid
	Net Asset Value, Beginning of Period	Net investment income(1)	Net realized and unrealized gain/(loss) on investments	Total from investment operations	Distributions from net investment income	Distributions from net realized gain on investments	Total distributions paid

Class R2
Six Months Ended May 31, 2021 (unaudited)	$50.43	$0.18	$15.20	$15.38	$(0.28)	$(0.36)	$(0.64)
November 30, 2020	52.43	0.41	(0.45)	(0.04)	(0.39)	(1.57)	(1.96)
November 30, 2019	50.01	0.32	5.20	5.52	—	(3.10)	(3.10)
November 30, 2018	46.73	(0.16)	5.49	5.33	(0.05)	(2.00)	(2.05)
November 30, 2017	39.40	0.08	8.47	8.55	(0.19)	(1.03)	(1.22)
November 30, 2016	41.36	0.16	(0.80)	(0.64)	(0.32)	(1.00)	(1.32)

Class Y
Six Months Ended May 31, 2021 (unaudited)	49.86	0.29	15.06	15.35	(0.55)	(0.36)	(0.91)
November 30, 2020	51.73	0.61	(0.35)	0.26	(0.56)	(1.57)	(2.13)
November 30, 2019	49.19	0.53	5.19	5.72	(0.08)	(3.10)	(3.18)
November 30, 2018	47.40	0.40	3.73	4.13	(0.34)	(2.00)	(2.34)
November 30, 2017	39.92	0.35	8.57	8.92	(0.41)	(1.03)	(1.44)
November 30, 2016	41.70	0.37	(0.78)	(0.41)	(0.37)	(1.00)	(1.37)

(1)	Based on average shares outstanding.
(2)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.
(3)	Not annualized for periods of less than one year.
(4)	Annualized for periods of less than one year.
(5)

Includes a non-recurring reimbursement from a former service provider. Excluding this non-recurring reimbursement, the ratio of expenses to average net assets after waivers and recoupment of expenses would have been 1.25%, 1.18%, 0.98%, 1.49%, 1.43% and 0.83%, respectively.

(6)

Includes a non-recurring reimbursement from a former service provider. Excluding this non-recurring reimbursement, the ratio of net investment income to average net assets after waivers and recoupment of expenses would have been 0.34%, 0.45%, 0.65%, 0.13%, 0.18% and 0.80%, respectively.

(7)	Class C shares commenced operations on April 16, 2020.
(8)

The amount shown for a share outstanding throughout the year does not correspond with the change in aggregate gains and losses in the portfolio of securities during the year because of the timing of sales and purchases of fund shares in relation to fluctuating values during the year.

The accompanying notes are an integral part of these financial statements.

			Ratio of expenses to average net assets			Ratio of net investment income (loss) to average net assets
Net Asset Value, End of Period	Total Return(2)(3)	Net assets at end of period (000’s)	Before waivers and recoupment of expenses(4)	After waivers and recoupment of expenses(4)		Before waivers and recoupment of expenses(4)	After waivers and recoupments of expenses(4)		Portfolio turnover rate(3)

$65.17	30.86%	$80	1.44%	1.44%		0.60%	0.60%		13.20%
50.43	(0.10)%	73	1.43%	1.43%		0.91%	0.91%		40.26%
52.43	12.12%	74	1.44%	1.44%		0.66%	0.66%		20.75%
50.01	11.88%	10	1.44%	1.49%		(0.28)%	(0.33)%		10.98%
46.73	22.28%	1,263	1.43%	1.41	%(5)	0.18%	0.20	%(6)	20.04%
39.40	(1.51)%	1,841	1.49%	1.44%		0.37%	0.42%		23.67%

64.30	31.27%	194,086	0.85%	0.84%		1.01%	1.01%		13.20%
49.86	0.48%	91,824	0.88%	0.84%		1.32%	1.36%		40.26%
51.73	12.81%	15,443	0.86%	0.84%		1.12%	1.14%		20.75%
49.19	9.11%	13,787	0.86%	0.84%		0.84%	0.86%		10.98%
47.40	23.04%	12,934	0.83%	0.81	%(5)	0.80%	0.82	%(6)	20.04%
39.92	(0.93)%	10,978	0.88%	0.84%		0.93%	0.97%		23.67%

SMEAD VALUE FUND

Notes to Financial Statements

May 31, 2021 (Unaudited)

(1)	Organization

The Smead Value Fund (the “Fund”) is a non-diversified series of Smead Funds Trust, a Delaware statutory trust (the “Trust”) organized on July 17, 2014. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The Fund’s investment objective is long-term capital appreciation. The Trust may issue an unlimited number of interests (or shares) of beneficial interest, each with a par value of $0.001. The Fund currently offers seven classes of shares: Investor Class, Class A, Class C, Class I1, Class R1, Class R2 and Class Y shares. Class I2, Class R3 and Class R4 shares are not yet in operation and thus not currently offered by the Fund. Each class of shares of the Fund has identical rights and privileges except with respect to the distribution and shareholder servicing fees, and voting rights on matters affecting a single class of shares. The classes differ principally in their respective distribution and shareholder servicing expenses. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Smead Capital Management, Inc., the Fund’s investment adviser (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day. Over-the-counter securities that are not traded on NASDAQ shall be valued at the most recent trade price.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by matrix pricing or other analytical pricing models. Short-term

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2021 (Unaudited)

debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills having a maturity of less than 60 days, are valued at amortized cost, which approximates fair value. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined under fair value pricing procedures approved by the Trust’s Board of Trustees (the “Board of Trustees”). These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Fund’s fair value procedures include fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted	quoted prices in active markets for identical securities.
Level 2—other	significant observable inputs (including unadjusted quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant	unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the valuations inputs of the Fund’s investments by each fair value hierarchy level as of May 31, 2021:

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(1)	$2,069,175,045	$—	$—	$2,069,175,045

Total Equity	2,069,175,045	—	—	2,069,175,045
Short-Term Investment	—	66,685,950	—	66,685,950

Total Investments in Securities	$2,069,175,045	$66,685,950	$—	$2,135,860,995

(1)	See the Schedule of Investments for industry classification.

No Level 3 securities were held in the Fund at May 31, 2021. For the six month period ended May 31, 2021, there were no transfers between levels for the Fund. It is the Fund’s policy to record transfers between levels as of the end of the reporting period. The Fund did not hold financial derivative instruments during the reporting period.

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2021 (Unaudited)

(b)	Share Valuation

The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading.

(c)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(d)	Allocation of Income, Expenses and Gains/Losses

Income, expenses (other than those deemed attributable to a specific share class, such as distribution and shareholder servicing fees), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. Rule 12b-1 fees are expensed at 0.25% of average daily net assets of the Investor Class and Class A shares, 0.75% of average daily net assets of the Class C shares, and 0.50% of the average daily net assets of the Class R1 and Class R2 shares. A separate shareholder servicing fees is authorized up to 0.25% of the average daily net assets attributable to Investor Class shares, Class A shares, Class C shares, Class I1 shares, Class I2 shares, Class R1 shares and Class R2 shares, respectively. However, as of May 31, 2021, those fees were expensed at the following rates: 0.17% for the Investor Class shares and the Class A shares, 0.25% for Class C shares, 0.15% for Class I1 shares, 0.25% for Class R1 shares, and 0.10% for Class R2 shares.

(e)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

As of and during the year ended November 30, 2020, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the year ended November 30, 2020, the Fund did not incur any interest or penalties.

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2021 (Unaudited)

As of November 30, 2020, the components of accumulated earnings on a tax basis were as follows:

Cost basis of investments for federal income tax purposes	$879,180,185

Gross tax unrealized appreciation	365,776,190
Gross tax unrealized depreciation	(21,010,403)

Net tax unrealized appreciation	$344,765,787

Undistributed ordinary income	$11,489,754
Undistributed long-term capital gain	8,929,352

Total distributable earnings	$20,419,106

Other accumulated losses	—

Total accumulated gains	$365,184,893

The tax basis of investments for tax and financial reporting purposes differs principally due to the deferral of losses on wash sales.

(f)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long or short- term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. Income and capital gains distributions may differ from GAAP, primarily due to timing differences in the recognition of income, gains and losses by the Fund. GAAP requires that certain components of net assets relating to permanent differences be reclassified between the components of net assets. These reclassifications have no effect on net assets or net asset value per share. For the year ended November 30, 2020, reclassifications were made for equalization utilized.

Total Distributable Earnings (Loss)	Paid-in Capital
$ (142,012)	$142,012

The tax character of distributions paid during the years ended November 30, 2020 and November 30, 2019 was as follows:

	November 30, 2020	November 30, 2019
Ordinary Income	$11,720,001	$225,316
Long-Term Capital Gain	$40,538,172	$77,479,579

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2021 (Unaudited)

On December 17, 2020, the Fund declared and paid distributions from ordinary income and long-term capital gains to shareholders of record on December 16, 2020.

	Distributions Paid from		Total Distributions Paid
Class	Ordinary Income	Realized Gain/Loss
Investor Class	$553,962	$573,395	$1,127,357
Class A	799,025	773,914	1,572,939
Class C	2,465	1,942	4,407
Class I1	9,428,631	6,910,474	16,339,105
Class R1	1,235	2,144	3,379
Class R2	409	522	931
Class Y	1,010,306	666,984	1,677,290

(g)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions based on specific identification using the first in, first out method. Dividend income, less foreign withholding tax, is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Investment Adviser

The Fund has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Fund compensates the Adviser for its management services at the annual rate of 0.75% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through March 31, 2022 to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.26%, 1.26%, 1.84%, 0.99%, 1.59%, 1.44% and 0.84% (the “Expense Limitation Cap”) of the Fund’s average daily net assets for the Investor Class, Class A, Class C, Class I1, Class R1, Class R2 and Class Y shares, respectively. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period (taking into account the reimbursement) does not exceed the Expense Limitation Cap in place at the time of waiver; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three fiscal years. For the six months ended May 31, 2021, the Adviser waived expenses of $9,992. The following table shows the waived or reimbursed expenses subject to potential recovery expiring on November 30:

Year incurred	Expiration Year	Smead Value Fund
2018	2021	$2,235
2019	2022	2,541
2020	2023	20,250

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2021 (Unaudited)

(4)	Distribution Plan and Shareholder Servicing Plan

The Fund has adopted a plan pursuant to Rule 12b-1 (the “12b-1 Plan”), which authorizes it to pay UMB Distribution Services, LLC, the Fund’s principal distributor (the “Distributor”), a fee at an annual rate of 0.25% of the Fund’s average daily net assets of Investor Class and Class A shares, 0.75% of the Fund’s average daily net assets of Class C shares, and 0.50% of the Fund’s average daily net assets of Class R1 and Class R2 shares for services to prospective Fund shareholders and distribution of Fund shares. During the six months ended May 31, 2021, the Fund accrued expenses of $300,082 pursuant to the 12b-1 Plan. As of May 31, 2021, the Fund owed the Distributor fees of $60,288.

The Fund has also adopted a separate shareholder servicing plan (the “Shareholder Servicing Plan”). The Shareholder Servicing Plan also authorizes payment of a shareholder servicing fee to financial intermediaries and other service providers up to 0.25% of the average daily net assets attributable to the Class A shares, Class C shares, Investor Class shares, Class I1 shares, Class I2 shares, Class R1 shares and Class R2 shares, respectively (this fee is referred to as the “Shareholder Servicing Fee”). However, as of May 31, 2021, these Shareholder Servicing Fees were expensed at the following rates: 0.17% for the Investor Class shares and the Class A shares, 0.25% for the Class C shares, 0.15% for the Class I1 shares, 0.25% for the Class R1 shares, and 0.10% for the Class R2 shares. There is no Shareholder Servicing Fee for the Class Y shares. For those share classes that currently charge less than the maximum Shareholder Servicing Fee permitted under the Shareholder Servicing Plan, the Fund may increase such fee, but not beyond the maximum of 0.25%, only after providing affected shareholders with 30 days’ prior written notice. The following table details the Shareholder Servicing Plan fees paid for the six months ended May 31, 2021.

Investor Class	$79,353
Class A	119,203
Class C	2,384
Class I1	927,199
Class R1	418
Class R2	20

(5)	Accounting, Custody, Administration and Transfer Agent Fees

State Street Bank and Trust Company (“State Street”) serves as the Fund’s accounting agent, custodian of the Fund’s investments and administrator of the Fund. For its services, the Fund pays State Street a fee that is calculated daily and paid monthly at an annual rate based on the aggregate average daily net assets of the Fund, along with transactional and out-of-pocket fees.

UMB Fund Services, Inc. (“UMB”) is the Fund’s transfer and dividend disbursing agent. UMB receives a fee that is calculated daily and paid monthly at an annual rate

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2021 (Unaudited)

based on the average daily net assets of the Fund, and is reimbursed for certain out-of-pocket expenses.

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	For The Six Months Ended May 31, 2021		For The Year Ended November 30, 2020
	Shares	Amount	Shares	Amount
Proceeds from shares sold
Investor Class	232,595	$13,986,853	174,842	$7,984,399
Class A	1,103,995	66,163,613	821,179	36,768,498
Class C	88,827	5,277,750	4,090	186,708
Class I1	8,993,079	539,786,611	8,254,298	370,199,754
Class R1	206	11,396	1,182	53,975
Class R2	843	52,931	134	6,294
Class Y	1,299,069	78,842,729	1,812,782	82,154,806

Issued in reinvestment of dividends and distributions
Investor Class	20,200	1,022,343	81,627	4,087,043
Class A	22,239	1,116,851	66,300	3,295,870
Class C	88	4,407	—	—
Class I1	172,003	8,698,174	443,985	22,217,030
Class Y	7,236	366,204	12,548	628,278

Payments for shares redeemed
Investor Class	(215,457)	(12,376,087)	(933,831)	(39,141,227)
Class A	(186,951)	(10,682,707)	(1,075,192)	(44,853,208)
Class C	(922)	(54,826)	—	—
Class I1	(2,854,709)	(167,493,947)	(10,297,411)	(430,584,056)
Class R1	(345)	(19,828)	(12,507)	(557,293)
Class R2	(1,069)	(54,416)	(104)	(4,650)
Class Y	(129,406)	(7,398,000)	(282,269)	(11,265,160)

Total increase in net assets from capital share transactions	8,551,521	$517,250,051	(928,347)	$1,177,061

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2021 (Unaudited)

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended May 31, 2021 were $684,405,733 and $205,122,130, respectively. There were no purchases or sales of U.S. government securities for the Fund.

(8)	Beneficial Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. At May 31, 2021, National Financial Services LLC, for the benefit of its customers, held 55.12% of outstanding shares of the Investor Class. At May 31, 2021, Charles Schwab & Company, Inc., for the benefit of its customers, held 27.93% of outstanding shares of Class A. At May 31, 2021, Wells Fargo Clearing Services LLC, for the benefit of its customers, held 47.80% of outstanding shares of Class C. At May 31, 2021, Merrill Lynch Pierce Fenner & Smith, for the benefit of its customers, held 37.19%, 100%, 100% and 45.88% of outstanding shares of Class I1, Class R1, Class R2 and Class C, respectively. At May 31, 2021, The Fulton Company, for the benefit of its customers, held 26.38% of outstanding shares of Class Y.

(9)	Principal Risks

General Investment Risks

An investment in the Fund represents an indirect investment in the assets owned by the Fund. As with any mutual fund, the value of the assets owned by the Fund may move up or down, and as a result, an investment in the Fund at any point in time may be worth more or less than the original amount invested.

The Fund’s transactions in listed securities are settled/paid for upon delivery to or from their counterparties; therefore, the risk of counterparty default for listed securities is considered minimal, as delivery of securities sold is only made once the Fund has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligations.

Market and Regulatory Risks

Events in the financial markets and economy may cause volatility and uncertainty and affect Fund performance. Market events may affect a single issuer, industry, sector, or the market as a whole. In addition, because of interdependencies between markets, events in one market may adversely impact other markets or issuers in which the Fund invests in unforeseen ways. For example, the global outbreak of COVID-19 has disrupted financial markets and the prolonged economic impact is uncertain. The performance of the Fund’s investments depends on future developments, including the duration and spread of the outbreak. Events related to COVID-19 may result in further global economic disruption and market volatility which in turn may impact the value of the Fund’s investments. Traditionally liquid investments may experience periods of diminished liquidity. During a general downturn in the financial markets, multiple asset classes may decline in value and the

SMEAD VALUE FUND

Notes to Financial Statements (Continued)

May 31, 2021 (Unaudited)

Fund may lose value, regardless of the individual results of the securities and other instruments in which the Fund invests. Governmental and regulatory actions, including tax law changes, may also impair Fund management and have unexpected or adverse consequences on particular markets, strategies, or investments. Future market or regulatory events may impact the Fund in unforeseen ways, such as causing the Fund to alter its existing strategies or potentially, to liquidate and close.

Equity Investments Risks

Stock markets are volatile. Equity investments tend to go up or down in value, sometimes rapidly and unpredictably, in response to many factors, including a company’s historical and prospective earnings, the value of its assets, general economic conditions, interest rates, investor perceptions, and market liquidity. Due to the complexities of markets, events in one market or sector may adversely impact other markets or sectors.

(9)	Subsequent Event

Management has evaluated the possibility of subsequent events through the date of issuance and determined that there are no material events that would require adjustment to or disclosure in the Fund’s financial statements.

SMEAD VALUE FUND

Notice of Privacy Policies and Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;

•	information you give us orally; and

•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

SMEAD VALUE FUND

Additional Information

(Unaudited)

Tax Information

For the year ended November 30, 2020, 100% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 877-807-4122. This table is as of May 31, 2021.

Name and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Independent Trustees

Gregory A. Demopulos Age: 62	Trustee	Indefinite Term (since September 2014).	1	Chairman and CEO, Omeros Corp. (biopharmaceutical company) (since 1994).	Director, Onconome, Inc. (2004 to 2017).

Peter M. Musser Age: 64	Trustee	Indefinite Term (since September 2014).	1	Principal, Angeline Properties, LLC (a private investment firm) (since 2014); and Principal and Senior Equity Portfolio Manager with Rainier Investment Management (from 1994 to 2013).	Trustee, Lawrence University (since 2012); Trustee, Berry College (since 2010); and Director, Boys and Girls Clubs of King County (2008 to 2016).

SMEAD VALUE FUND

Additional Information (Continued)

(Unaudited)

Name and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Walter F. Walker Age: 66	Trustee	Indefinite Term (since September 2014).	1	Principal, Hana Road Capital LLC (hedge fund) (since 2007).

Advisory Council, Stone Arch Capital (since 2005); and

Independent Director, Atlas Financial

Holdings, Inc. (since 2017); and Independent Director, Harbor Custom Development, Inc. (real estate development company) (since 2020).

Nancy A. Zevenbergen Age: 62	Trustee	Indefinite Term (since September 2014).	1	Principal and Chief Investment Officer, Zevenbergen Capital Investments LLC (since 1987).	Director, Seattle Pacific Foundation (since 1993); Director, Anduin Foundation (since 2010); Director, University of Washington Foster School of Business (since 2014); and Director, evenstar3 Inc. (since 2005).

SMEAD VALUE FUND

Additional Information (Continued)

(Unaudited)

Name and Age	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years

Interested Trustees and Officers

William W. Smead[1] Age: 63	Trustee and Chairman	Indefinite Term (since September 2014).	1	Chief Investment Officer of the Adviser (since 2007); Chief Executive Officer of the Adviser (from 2007 to 2019); and President and Chief Executive Officer of the Trust (from September 2014 to January 2016).	None.

Cole W. Smead[1] Age: 37	Trustee President and Chief Executive Officer	Indefinite Term (since September 2014). Elected annually (since January 2016).	1	President of the Adviser (since 2020); Managing Director of the Adviser (from 2007 to 2019).	Director and Chairman, Smead Funds S.A. (since 2015).

Steven J. LeMire Age: 51	Chief Compliance Officer Treasurer, Principal Financial and Accounting Officer	Elected annually (since September 2014). Elected annually (since January 2016).	N/A	Chief Compliance Officer of the Adviser (since 2014).	N/A

Heather K. Peterson Age: 36	Secretary	Elected annually (since August 2020).	N/A	Vice President – Marketing of the Adviser (since 2016)	N/A

[1]

Mr. William Smead and Mr. Cole Smead are each deemed to be an “interested person” of the Fund under the 1940 Act because of their positions with Smead Capital Management, Inc. Mr. William Smead and Mr. Cole Smead are father and son, respectively.

The Trustees are subject to retirement after the end of the calendar year in which they attain the age of 72.

A NOTE ON FORWARD LOOKING STATEMENTS (Unaudited)

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associate with the Fund.

ADDITIONAL INFORMATION (Unaudited)

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 877-807-4122. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling, toll free, 877-807-4122, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the Fund’s Form N-PORT report on the SEC’s website at www.sec.gov.

HOUSEHOLDING (Unaudited)

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Fund reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 877-807-4122 to request individual copies of these documents. Once the Fund receives notice to stop householding, the Fund will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

SMEAD VALUE FUND

Investment Adviser	Smead Capital Management, Inc. 2777 East Camelback Road Suite 375 Phoenix, AZ 85016

Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street Suite 1800 Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Cohen & Company, Ltd. 1350 Euclid Avenue Suite 800 Cleveland, Ohio 44115

Custodian, Fund Accountant and Fund Administrator	State Street Bank and Trust Company One Lincoln Street Boston, Massachusetts 02111

Transfer Agent	UMB Fund Services, Inc. 235 W Galena Street Milwaukee, WI 53212

Distributor	UMB Distribution Services, LLC 235 W Galena Street Milwaukee, WI 53212

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Included as part of the Report to Shareholders under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

During the period ended May 31, 2021, there were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, based on the evaluation of these controls and procedures required by the Act and under the Securities Exchange Act of 1934.

3

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications of the Registrant pursuant to Rule 30a-2(a) under the Act are filed herewith.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications of the Registrant pursuant to Rule 30a-2(b) under the Act are filed herewith.

4

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smead Funds Trust

By: /s/ Cole W. Smead

Cole W. Smead
President
(Principal Executive Officer)

Date: August 4, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Cole W. Smead
Cole W. Smead
President
(Principal Executive Officer)

Date: August 4, 2021

By: /s/ Steven J. LeMire
Steven J. LeMire
Treasurer
(Principal Financial Officer)

Date: August 4, 2021